1933 Act
                                                                     Rule 497(j)

                                                                     May 1, 2002

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Phoenix Life Variable Universal Life Account
      Phoenix Life Insurance Company
      Registration Nos. 333-86921 and 811-4721

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus (Versions A and B) that would have been filed under rule 497(b) did not differ from that contained in the most recent registration statement for the Registrant, filed electronically on Form S-6 pursuant to Rule 485(b) on April 30, 2002.

Please call the undersigned at 860.403.5788 if you have any questions concerning this filing.



                                        Very truly yours,



                                        /s/ Richard J. Wirth
                                        ----------------------------------------
                                        Richard J. Wirth, Counsel
                                        Phoenix Life Insurance Company